Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41333
Entity Registrant Name	Locafy Limited
Entity Central Index Key	0001875547
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,799,055
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2256
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Locafy Limited and its controlled entity (the Company) as of June 30, 2025, the related consolidated statements of profit or loss and other comprehensive income, consolidated statements of changes in equity, and consolidated statements of cash flows for the year then ended, and the related notes (collectively referred to as the ‘consolidated financial statements’). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (‘IFRS Accounting Standards’).
Auditor Name	BDO Audit Pty Ltd
Auditor Location	Sydney, Australia
Ordinary Shares, no par value per share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	LCFY
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	LCFYW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
City Area Code	+61
Local Phone Number	409 999 339
Contact Personnel Name	Gavin Burnett